Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 9,848	$ 9,373
Translation adjustment	(243)	(221)
Arising on acquisition (note 30) (ii)	2,307	810
Disposals	(1,512)	(40)
Amortisation charge for year	(113)	(74)
Ending balance	10,287	9,848	$ 9,373
Discontinued operations
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation charge for year	(10)	(28)	(26)
Cost/deemed cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	11,235	10,638
Ending balance	11,470	11,235	10,638
Accumulated amortisation (and impairment charges)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,387)	(1,265)
Ending balance	(1,183)	(1,387)	(1,265)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	9,451	9,032
Translation adjustment	(239)	(221)
Arising on acquisition (note 30) (ii)	1,320	679
Disposals	(1,333)	(39)
Amortisation charge for year	0	0
Ending balance	9,199	9,451	9,032
Goodwill | Cost/deemed cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	10,251	9,790
Ending balance	9,890	10,251	9,790
Goodwill | Accumulated amortisation (and impairment charges)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(800)	(758)
Ending balance	(691)	(800)	(758)
Marketing-related
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	104	87
Translation adjustment	0	(1)
Arising on acquisition (note 30) (ii)	177	32
Disposals	(57)	0
Amortisation charge for year	(16)	(14)
Ending balance	208	104	87
Marketing-related | Barrette Outdoor Living
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending balance	174
Marketing-related | Cost/deemed cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	202	172
Ending balance	286	202	172
Marketing-related | Accumulated amortisation (and impairment charges)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(98)	(85)
Ending balance	(78)	(98)	(85)
Customer-related
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	282	240
Translation adjustment	(3)	0
Arising on acquisition (note 30) (ii)	763	99
Disposals	(115)	(1)
Amortisation charge for year	(94)	(56)
Ending balance	833	282	240
Customer-related | Barrette Outdoor Living
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending balance	594
Customer-related | Cost/deemed cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	705	601
Ending balance	1,202	705	601
Customer-related | Accumulated amortisation (and impairment charges)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(423)	(361)
Ending balance	(369)	(423)	(361)
Contract-based
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	11	14
Translation adjustment	(1)	1
Arising on acquisition (note 30) (ii)	47	0
Disposals	(7)	0
Amortisation charge for year	(3)	(4)
Ending balance	47	11	14
Contract-based | Barrette Outdoor Living
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending balance	41
Contract-based | Cost/deemed cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	77	75
Ending balance	92	77	75
Contract-based | Accumulated amortisation (and impairment charges)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(66)	(61)
Ending balance	$ (45)	$ (66)	$ (61)